CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Company
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

32.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

(a)	Condensed statements of financial position

	December 31,
	2021	2022	2022
	CNY	CNY	US$

ASSETS

NON-CURRENT ASSETS
Right-of-use assets	360	1,012	147

TOTAL NON-CURRENT ASSETS	360	1,012	147

CURRENT ASSETS
Amounts due from subsidiaries	136,120	151,138	21,911
Cash and cash equivalents	17,017	5,447	790

TOTAL CURRENT ASSETS	153,137	156,585	22,701

TOTAL ASSETS	153,497	157,597	22,848

	December 31,
	2021	2022	2022
	CNY	CNY	US$

LIABILITIES AND EQUITY
NON-CURRENT LIABILITIES
Lease liabilities	—	351	51

TOTAL NON-CURRENT LIABILITIES	—	351	51

CURRENT LIABILITIES
Other payables and accruals	4,335	5,543	804
Due to related companies	2,690	2,913	422
Lease liabilities	373	671	97
Derivative financial liabilities	1,710	824	119

TOTAL CURRENT LIABILITIES	9,108	9,951	1,442

TOTAL LIABILITIES	9,108	10,302	1,493

EQUITY
Issued capital	428,882	428,882	62,176
Other capital reserves	860,168	876,377	127,050
Accumulated losses	(1,118,038)	(1,140,934)	(165,403)
Other comprehensive loss	(26,623)	(17,030)	(2,468)

TOTAL EQUITY	144,389	147,295	21,355

TOTAL LIABILITIES AND EQUITY	153,497	157,597	22,848

(b)	Condensed statements of profit or loss

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Administrative expenses	(5,243)	(10,059)	(24,123)	(3,497)
Finance costs	(38)	(162)	215	31
Interest income	—	—	5	1
Fair value gain/(loss) on financial instruments, net	31,334	(38,349)	1,007	146
Profit/(loss) before income tax	26,053	(48,570)	(22,896)	(3,319)
Income tax (expense)/benefit	(5,170)	5,095	—	—
Profit/(loss) for the year	20,883	(43,475)	(22,896)	(3,319)

(c)	Condensed statements of cash flows

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,269)	(6,076)	(5,469)	(793)
Net cash flows used in investing activities	(216)	(10,297)	(59)	(9)
Net cash flows from/(used in) financing activities	1,982	34,089	(7,581)	(1,099)
NET (DECREASE)/INCREASE IN CASH	(1,503)	17,716	(13,109)	(1,901)
CASH AT BEGINNING OF THE YEAR	811	58	17,017	2,467
Net foreign exchange differences	750	(757)	1,539	223
CASH AT END OF THE YEAR	58	17,017	5,447	789

The above financial statements have been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of Regulation S-X, which require the presentation of condensed financial information as to the financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50% or less owned persons, accounted for by the equity method, together exceed 25% of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2022, CNY176,808 (US$25,632) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2020, 2021 and 2022.

In the parent-company-only financial statements, the Company’s investments in subsidiaries are stated at cost less accumulated impairment. The carrying amount of the investment in subsidiaries as of December 31, 2021 and 2022 was nil. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2020, 2021 and 2022, no cash dividends were declared and paid by the Company.